Share-Based Compensation - Share Activity Retention LTI (Detail) - Fiat Industrial, Retention LTI [Member]	12 Months Ended
Dec. 31, 2015 € / shares shares
Shares
Nonvested at beginning of year | shares	366,666
Vested | shares	(366,666)
Nonvested at end of year | shares
Grant-Date Fair Value
Nonvested at beginning of year | € / shares	€ 7.795
Vested | € / shares	€ 7.795
Nonvested at end of year | € / shares